Equity-Accounted Investees - Schedule of Equity-Accounted Investees (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Equity-Accounted Investees [Abstract]
Beginning balance
Investment during the year		245	€ 628
Loss for the year attributable to the Group		245
Ending balance